Schedule of Investments (unaudited) June 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)	936,200	$340,786,162
L3 Technologies Inc.	83,809	20,547,452
L3Harris Technologies Inc.	96,981	18,342,017
Lockheed Martin Corp.	264,032	95,986,193
Raytheon Co.	214,299	37,262,310
TransDigm Group Inc.(a)	87,538	42,350,884
United Technologies Corp.	696,618	90,699,664

		645,974,682

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	304,928	23,131,838
FedEx Corp.	193,884	31,833,814
United Parcel Service Inc., Class B	624,012	64,441,719

		119,407,371

Auto Components — 0.1%
Aptiv PLC	281,406	22,746,047

Banks — 0.8%
Comerica Inc.	126,817	9,211,987
First Republic Bank/CA(b)	292,669	28,579,128
SVB Financial Group(a)	93,109	20,911,350
U.S. Bancorp.	2,677,628	140,307,707

		199,010,172

Beverages — 2.1%
Brown-Forman Corp., Class B, NVS	296,925	16,458,553
Coca-Cola Co. (The)	3,568,130	181,689,180
Constellation Brands Inc., Class A	299,172	58,918,934
Monster Beverage Corp.(a)	700,321	44,701,489
PepsiCo Inc.	1,528,232	200,397,062

		502,165,218

Biotechnology — 2.2%
AbbVie Inc.	1,375,427	100,021,052
Alexion Pharmaceuticals Inc.(a)	401,208	52,550,224
Amgen Inc.	720,262	132,729,881
Biogen Inc.(a)	187,336	43,812,270
Celgene Corp.(a)	593,076	54,823,945
Incyte Corp.(a)	154,660	13,139,914
Regeneron Pharmaceuticals Inc.(a)	83,389	26,100,757
Vertex Pharmaceuticals Inc.(a)	458,255	84,034,802

		507,212,845

Building Products — 0.1%
Allegion PLC	84,376	9,327,767
Masco Corp.	241,647	9,482,228

		18,809,995

Capital Markets — 1.8%
Ameriprise Financial Inc.	129,374	18,779,930
Cboe Global Markets Inc.	198,741	20,595,530
Charles Schwab Corp. (The)	1,105,452	44,428,116
E*TRADE Financial Corp.	255,067	11,375,988
Intercontinental Exchange Inc.	1,008,875	86,702,717
MarketAxess Holdings Inc.	67,425	21,671,743
Moody’s Corp.	143,787	28,083,039
MSCI Inc.	151,607	36,202,236
Nasdaq Inc.	146,048	14,045,436
Northern Trust Corp.	204,458	18,401,220
S&P Global Inc.	440,291	100,293,887
T Rowe Price Group Inc.	211,146	23,164,828

		423,744,670

Security	Shares	Value

Chemicals — 1.8%
Air Products & Chemicals Inc.	393,864	$89,158,994
Celanese Corp.	119,354	12,866,361
CF Industries Holdings Inc.	166,606	7,782,166
Eastman Chemical Co.	131,479	10,233,011
Ecolab Inc.	453,839	89,605,972
FMC Corp.	103,439	8,580,265
Linde PLC	650,655	130,651,524
Mosaic Co. (The)	297,300	7,441,419
PPG Industries Inc.	195,149	22,775,840
Sherwin-Williams Co. (The)	89,870	41,186,522

		420,282,074

Commercial Services & Supplies — 0.7%
Cintas Corp.	151,293	35,900,316
Copart Inc.(a)(b)	244,562	18,278,564
Republic Services Inc.	167,188	14,485,168
Rollins Inc.	263,121	9,438,150
Waste Management Inc.	699,059	80,650,437

		158,752,635

Communications Equipment — 2.2%
Arista Networks Inc.(a)(b)	94,595	24,558,754
Cisco Systems Inc.	7,659,150	419,185,280
F5 Networks Inc.(a)	107,626	15,673,574
Motorola Solutions Inc.	294,838	49,158,340

		508,575,948

Construction Materials — 0.1%
Martin Marietta Materials Inc.	62,692	14,426,056
Vulcan Materials Co.	113,286	15,555,301

		29,981,357

Consumer Finance — 0.4%
American Express Co.	612,597	75,618,974
Discover Financial Services	376,494	29,212,169

		104,831,143

Containers & Packaging — 0.2%
Amcor PLC(a)	1,400,994	16,097,421
Avery Dennison Corp.	67,675	7,828,644
Ball Corp.	401,055	28,069,840

		51,995,905

Diversified Consumer Services — 0.0%
H&R Block Inc.	219,405	6,428,567

Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)	1,664,230	354,763,909

Diversified Telecommunication Services — 1.8%
Verizon Communications Inc.	7,399,666	422,742,919

Electric Utilities — 1.1%
Alliant Energy Corp.	244,340	11,992,207
Eversource Energy	315,986	23,939,099
NextEra Energy Inc.	856,917	175,548,017
Pinnacle West Capital Corp.	202,102	19,015,777
Xcel Energy Inc.	416,012	24,748,554

		255,243,654

Electrical Equipment — 0.4%
AMETEK Inc.	409,479	37,197,072
Eaton Corp. PLC	361,217	30,082,152
Rockwell Automation Inc.	105,100	17,218,533

		84,497,757

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	202,964	$19,472,366
Keysight Technologies Inc.(a)	337,021	30,267,856

		49,740,222

Entertainment — 2.5%
Electronic Arts Inc.(a)	254,769	25,797,909
Netflix Inc.(a)	782,281	287,347,457
Take-Two Interactive Software Inc.(a)	201,281	22,851,432
Walt Disney Co. (The)	1,749,130	244,248,513

		580,245,311

Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.	790,874	161,694,189
Apartment Investment & Management Co., Class A	266,286	13,346,254
AvalonBay Communities Inc.	169,607	34,460,750
Boston Properties Inc.	147,844	19,071,876
Crown Castle International Corp.	306,264	39,921,513
Digital Realty Trust Inc.	208,334	24,539,662
Duke Realty Corp.	434,936	13,748,327
Equinix Inc.	90,251	45,512,677
Equity Residential	450,520	34,203,479
Essex Property Trust Inc.	87,340	25,497,166
Extra Space Storage Inc.	151,517	16,075,954
Federal Realty Investment Trust	65,061	8,377,255
HCP Inc.	857,959	27,437,529
Host Hotels & Resorts Inc.	620,946	11,313,636
Mid-America Apartment Communities Inc.	115,541	13,606,108
Public Storage	268,825	64,026,050
Realty Income Corp.	411,191	28,359,843
Regency Centers Corp.	132,567	8,847,522
SBA Communications Corp.(a)	117,526	26,424,546
Simon Property Group Inc.	370,774	59,234,854
UDR Inc.	277,306	12,448,266
Vornado Realty Trust	157,571	10,100,301
Welltower Inc.(b)	724,527	59,070,686

		757,318,443

Food & Staples Retailing — 0.2%
Sysco Corp.	532,988	37,692,911

Food Products — 0.5%
Hershey Co. (The)	152,664	20,461,556
Hormel Foods Corp.	491,474	19,924,356
Kellogg Co.	443,386	23,752,188
Lamb Weston Holdings Inc.	261,637	16,577,320
McCormick & Co. Inc./MD, NVS	218,068	33,802,721

		114,518,141

Gas Utilities — 0.1%
Atmos Energy Corp.	124,731	13,166,604

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	3,156,499	265,461,566
ABIOMED Inc.(a)	79,830	20,794,917
Align Technology Inc.(a)(b)	65,692	17,979,900
Baxter International Inc.	364,196	29,827,652
Becton Dickinson and Co.	304,043	76,621,876
Boston Scientific Corp.(a)	2,488,176	106,941,805
Cooper Companies Inc. (The)(b)	38,587	12,999,574
Danaher Corp.	631,257	90,219,250
Edwards Lifesciences Corp.(a)	373,054	68,917,996
Hologic Inc.(a)	265,653	12,756,657
IDEXX Laboratories Inc.(a)	154,104	42,429,454
Intuitive Surgical Inc.(a)	206,563	108,352,622

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	2,398,796	$233,618,742
ResMed Inc.	257,861	31,466,778
Stryker Corp.	327,027	67,230,211
Teleflex Inc.(b)	82,580	27,346,367
Varian Medical Systems Inc.(a)	162,696	22,147,807
Zimmer Biomet Holdings Inc.	366,428	43,143,233

		1,278,256,407

Health Care Providers & Services — 1.0%
Cigna Corp.(a)	387,883	61,110,967
DaVita Inc.(a)(b)	229,223	12,896,086
HCA Healthcare Inc.	478,650	64,699,120
Henry Schein Inc.(a)(b)	118,745	8,300,276
Humana Inc.	240,707	63,859,567
Universal Health Services Inc., Class B(b)	83,046	10,828,368
WellCare Health Plans Inc.(a)	89,950	25,642,046

		247,336,430

Health Care Technology — 0.2%
Cerner Corp.	582,247	42,678,705

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill Inc.(a)	43,610	31,960,897
Darden Restaurants Inc.	153,059	18,631,872
Hilton Worldwide Holdings Inc.	520,774	50,900,451
Marriott International Inc./MD, Class A	197,803	27,749,783
McDonald’s Corp.	1,365,397	283,538,341
Starbucks Corp.	1,105,219	92,650,509
Yum! Brands Inc.	548,789	60,734,478

		566,166,331

Household Durables — 0.1%
Garmin Ltd.	136,663	10,905,707
Newell Brands Inc.	362,250	5,585,895

		16,491,602

Household Products — 1.9%
Church & Dwight Co. Inc.	440,394	32,175,186
Clorox Co. (The)	227,889	34,892,085
Colgate-Palmolive Co.	873,188	62,581,384
Kimberly-Clark Corp.	330,565	44,057,703
Procter & Gamble Co. (The)	2,513,247	275,577,533

		449,283,891

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	477,995	16,787,184

Industrial Conglomerates — 1.2%
3M Co.	525,989	91,174,933
Honeywell International Inc.	650,926	113,645,170
Roper Technologies Inc.	185,794	68,048,911

		272,869,014

Insurance — 0.8%
Aon PLC	271,119	52,320,545
Arthur J Gallagher & Co.	222,375	19,477,826
Cincinnati Financial Corp.	131,689	13,652,199
Marsh & McLennan Companies Inc.	576,389	57,494,803
Progressive Corp. (The)	554,270	44,302,801
Torchmark Corp.	79,842	7,142,665

		194,390,839

Interactive Media & Services — 8.7%
Alphabet Inc., Class A(a)	535,540	579,882,712
Alphabet Inc., Class C, NVS(a)	548,128	592,477,036
Facebook Inc., Class A(a)	4,297,236	829,366,548

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
TripAdvisor Inc.(a)	127,311	$5,893,226
Twitter Inc.(a)	1,306,483	45,596,257

		2,053,215,779

Internet & Direct Marketing Retail — 6.4%
Amazon.com Inc.(a)	739,700	1,400,718,111
Booking Holdings Inc.(a)	37,179	69,699,843
eBay Inc.	557,000	22,001,500
Expedia Group Inc.	131,261	17,461,651

		1,509,881,105

IT Services — 7.8%
Accenture PLC, Class A	524,962	96,997,229
Akamai Technologies Inc.(a)(b)	293,604	23,529,425
Alliance Data Systems Corp.	79,918	11,198,909
Automatic Data Processing Inc.	779,249	128,833,237
Broadridge Financial Solutions Inc.	208,335	26,600,213
Fidelity National Information Services Inc.	579,415	71,082,632
Fiserv Inc.(a)	702,159	64,008,814
FleetCor Technologies Inc.(a)	93,106	26,148,820
Gartner Inc.(a)(b)	162,207	26,105,595
Global Payments Inc.(b)	279,457	44,749,449
Jack Henry & Associates Inc.	64,707	8,665,561
Mastercard Inc., Class A	1,608,105	425,392,016
Paychex Inc.	352,169	28,979,987
PayPal Holdings Inc.(a)	2,102,207	240,618,613
Total System Services Inc.	196,399	25,192,100
VeriSign Inc.(a)	187,542	39,226,285
Visa Inc., Class A(b)	3,111,422	539,987,288
Western Union Co. (The)	317,210	6,309,307

		1,833,625,480

Leisure Products — 0.0%
Hasbro Inc.	116,265	12,286,885

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	299,028	22,328,421
Illumina Inc.(a)(b)	263,148	96,877,936
IQVIA Holdings Inc.(a)(b)	205,360	33,042,424
Mettler-Toledo International Inc.(a)(b)	28,346	23,810,640
PerkinElmer Inc.(b)	101,034	9,733,615
Thermo Fisher Scientific Inc.	715,651	210,172,386
Waters Corp.(a)(b)	74,582	16,053,030

		412,018,452

Machinery — 0.5%
Flowserve Corp.	123,750	6,520,387
Illinois Tool Works Inc.	214,274	32,314,662
Ingersoll-Rand PLC	429,955	54,462,400
Wabtec Corp.	133,893	9,608,162
Xylem Inc./NY	321,579	26,896,868

		129,802,479

Media — 1.0%
Charter Communications Inc., Class A(a)(b)	132,350	52,302,073
Comcast Corp., Class A	3,727,828	157,612,568
Fox Corp., Class A(a)	290,719	10,651,944
Fox Corp., Class B(a)	128,110	4,679,858

		225,246,443

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,182,764	13,731,890

Multi-Utilities — 0.5%
Ameren Corp.	439,426	33,005,287

Security	Shares	Value

Multi-Utilities (continued)
CMS Energy Corp.	286,699	$16,602,739
Dominion Energy Inc.	674,733	52,170,356
WEC Energy Group Inc.	270,465	22,548,667

		124,327,049

Multiline Retail — 0.3%
Dollar General Corp.	462,196	62,470,412
Macy’s Inc.	230,018	4,936,186
Nordstrom Inc.	85,213	2,714,886

		70,121,484

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	898,398	63,390,963
Apache Corp.	678,012	19,642,008
Cabot Oil & Gas Corp.	522,503	11,996,669
Cimarex Energy Co.	97,542	5,787,167
Concho Resources Inc.(b)	198,323	20,462,967
ConocoPhillips	2,021,652	123,320,772
Devon Energy Corp.	734,741	20,954,813
Diamondback Energy Inc.	276,734	30,155,704
Exxon Mobil Corp.	4,239,812	324,896,794
Hess Corp.	250,734	15,939,160
HollyFrontier Corp.	280,165	12,966,036
Marathon Oil Corp.	1,448,702	20,586,055
Occidental Petroleum Corp.	1,338,099	67,279,618
ONEOK Inc.	421,111	28,976,648

		766,355,374

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	266,781	48,850,269

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	1,492,598	67,689,319
Eli Lilly & Co.	1,545,953	171,276,133
Johnson & Johnson	2,802,775	390,370,502
Merck & Co. Inc.	4,606,254	386,234,398
Pfizer Inc.	9,933,369	430,313,545
Zoetis Inc.	472,485	53,622,323

		1,499,506,220

Professional Services — 0.4%
Equifax Inc.	133,068	17,996,116
IHS Markit Ltd.(a)	646,997	41,226,649
Robert Half International Inc.	100,608	5,735,662
Verisk Analytics Inc.	202,742	29,693,594

		94,652,021

Road & Rail — 1.7%
CSX Corp.	1,375,379	106,413,073
JB Hunt Transport Services Inc.	102,145	9,337,075
Kansas City Southern	77,877	9,486,976
Norfolk Southern Corp.	328,351	65,450,205
Union Pacific Corp.	1,266,475	214,173,587

		404,860,916

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices Inc.(a)	1,586,877	48,193,454
Analog Devices Inc.	357,441	40,344,366
Broadcom Inc.	708,254	203,877,996
Intel Corp.	5,366,910	256,913,982
KLA-Tencor Corp.	159,046	18,799,237
Maxim Integrated Products Inc.	288,768	17,274,102
Microchip Technology Inc.	216,537	18,773,758
NVIDIA Corp.	577,506	94,843,810
QUALCOMM Inc.	1,131,076	86,040,951

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Inc.	186,153	$14,384,042
Texas Instruments Inc.	1,108,097	127,165,212
Xilinx Inc.	454,318	53,573,179

		980,184,089

Software — 11.9%
Adobe Inc.(a)	873,048	257,243,593
ANSYS Inc.(a)	150,009	30,724,843
Autodesk Inc.(a)(b)	393,162	64,046,090
Cadence Design Systems Inc.(a)(b)	296,981	21,029,225
Citrix Systems Inc.	221,748	21,762,349
Fortinet Inc.(a)	256,712	19,723,183
Intuit Inc.	463,841	121,215,568
Microsoft Corp.	13,705,868	1,836,038,077
Oracle Corp.	2,170,795	123,670,191
Red Hat Inc.(a)(b)	318,043	59,715,754
salesforce.com Inc.(a)(b)	1,389,404	210,814,269
Synopsys Inc.(a)	152,795	19,663,189

		2,785,646,331

Specialty Retail — 2.5%
Advance Auto Parts Inc.	84,511	13,026,526
AutoZone Inc.(a)(b)	43,888	48,253,539
CarMax Inc.(a)	133,809	11,618,635
Foot Locker Inc.	94,907	3,978,501
Home Depot Inc. (The)	905,578	188,333,057
Lowe’s Companies Inc.	644,370	65,023,377
O’Reilly Automotive Inc.(a)	139,544	51,536,390
Ross Stores Inc.	374,735	37,143,733
Tiffany & Co.	84,664	7,927,937
TJX Companies Inc. (The)	2,169,724	114,735,005
Tractor Supply Co.	215,336	23,428,557
Ulta Salon Cosmetics & Fragrance Inc.(a)	99,364	34,468,378

		599,473,635

Technology Hardware, Storage & Peripherals — 0.2%
NetApp Inc.	438,522	27,056,807
Seagate Technology PLC	287,189	13,532,346

		40,589,153

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	283,368	4,879,597
NIKE Inc., Class B	1,146,287	96,230,794
Tapestry Inc.	346,392	10,991,018

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class A(a)(b)	216,812	$5,496,184
Under Armour Inc., Class C, NVS(a)(b)	232,721	5,166,406
VF Corp.	582,694	50,898,321

		173,662,320

Tobacco — 0.5%
Philip Morris International Inc.	1,419,669	111,486,607

Trading Companies & Distributors — 0.3%
Fastenal Co.	1,017,750	33,168,473
United Rentals Inc.(a)	73,318	9,724,166
WW Grainger Inc.	79,689	21,374,980

		64,267,619

Water Utilities — 0.1%
American Water Works Co. Inc.	203,157	23,566,212

Total Common Stocks — 99.8% (Cost: $16,539,462,445)		23,451,466,715

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	223,514,588	223,626,345
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	31,313,313	31,313,313

		254,939,658

Total Short-Term Investments — 1.1% (Cost: $254,882,888)		254,939,658

Total Investments in Securities — 100.9% (Cost: $16,794,345,333)		23,706,406,373

Other Assets, Less Liabilities — (0.9)%		(219,978,839)

Net Assets — 100.0%		$23,486,427,534

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	103,395,232	120,119,356	223,514,588	$223,626,345	$104,485	(a)	$1,530	$25,374
BlackRock Cash Funds: Treasury, SL Agency Shares	46,602,923	(15,289,610)	31,313,313	31,313,313	258,637		—	—

				$254,939,658	$363,122		$1,530	$25,374

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P 500 Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	222	09/20/19	$32,681	$656,974

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,451,466,715	$—	$—	$23,451,466,715
Money Market Funds	254,939,658	—	—	254,939,658

	$23,706,406,373	$—	$—	$23,706,406,373

Derivative financial instruments(a)
Assets
Futures Contracts	$656,974	$—	$—	$656,974

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares